Offerings	Jul. 31, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value SEK 0.004585 per share
Amount Registered | shares	1,788,372
Proposed Maximum Offering Price per Unit	8.66
Maximum Aggregate Offering Price	$ 15,487,301.52
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,138.80
Offering Note	These shares may be represented by the Registrant's American Depositary Shares ("ADSs"). Each ADS represents one ordinary share, par value SEK 0.004585 per share ("Ordinary Shares"), of the Registrant. ADSs issuable upon deposit of the Ordinary Shares registered hereby and that may be evidenced by American depositary receipts are registered under a separate registration statement on Form F-6 (Registration No. 333-295374). The "Amount Registered" represents Ordinary Shares issuable upon exercise of outstanding options granted under the Einride AB Equity Incentive Plan (U.S.) (the "U.S. Equity Incentive Plan"). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional Ordinary Shares that become issuable under the U.S. Equity Incentive Plan by reason of any share dividend, share split, recapitalization or any other similar transaction effected which results in an increase in the number of the Registrant's outstanding Ordinary Shares. "Proposed Maximum Offering Price Per Unit" and "Maximum Aggregate Offering Price" are estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) promulgated under the Securities Act, and are based upon $8.66, which represents the weighted average exercise price of the outstanding options under the U.S. Equity Incentive Plan.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value SEK 0.004585 per share
Amount Registered | shares	1,866,889
Proposed Maximum Offering Price per Unit	7.62
Maximum Aggregate Offering Price	$ 14,225,694.18
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,964.57
Offering Note	These shares may be represented by the Registrant's ADSs. Each ADS represents one Ordinary Share of the Registrant. ADSs issuable upon deposit of the Ordinary Shares registered hereby and that may be evidenced by American depositary receipts are registered under a separate registration statement on Form F-6 (Registration No. 333-295374). The "Amount Registered" represents Ordinary Shares issuable upon exercise of outstanding warrants granted under the Warrants in Einride AB Series 2025/2028:1 Program (the "Series 2025/2028:1 Warrant Program"). Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional Ordinary Shares that become issuable under the Series 2025/2028:1 Warrant Program by reason of any share dividend, share split, recapitalization or any other similar transaction effected which results in an increase in the number of the Registrant's outstanding Ordinary Shares. "Proposed Maximum Offering Price Per Unit" and "Maximum Aggregate Offering Price" are estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) promulgated under the Securities Act, and are based upon $7.62, which represents the weighted average exercise price of the outstanding warrants under the Series 2025/2028:1 Warrant Program.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value SEK 0.004585 per share
Amount Registered | shares	783,685
Proposed Maximum Offering Price per Unit	7.62
Maximum Aggregate Offering Price	$ 5,971,679.70
Fee Rate	0.01381%
Amount of Registration Fee	$ 824.69
Offering Note	These shares may be represented by the Registrant's ADSs. Each ADS represents one Ordinary Share of the Registrant. ADSs issuable upon deposit of the Ordinary Shares registered hereby and that may be evidenced by American depositary receipts are registered under a separate registration statement on Form F-6 (Registration No. 333-295374). The "Amount Registered" represents Ordinary Shares issuable upon exercise of outstanding warrants granted under the Warrants in Einride AB Series 2025/2030:1 Program (the "Series 2025/2030:1 Warrant Program"). Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional Ordinary Shares that become issuable under the Series 2025/2030:1 Warrant Program by reason of any share dividend, share split, recapitalization or any other similar transaction effected which results in an increase in the number of the Registrant's outstanding Ordinary Shares. "Proposed Maximum Offering Price Per Unit" and "Maximum Aggregate Offering Price" are estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) promulgated under the Securities Act, and are based upon $7.62, which represents the weighted average exercise price of the outstanding warrants under the Series 2025/2030:1 Warrant Program.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value SEK 0.004585 per share
Amount Registered | shares	719,790
Proposed Maximum Offering Price per Unit	17.46
Maximum Aggregate Offering Price	$ 12,567,533.40
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,735.58
Offering Note	These shares may be represented by the Registrant's ADSs. Each ADS represents one Ordinary Share of the Registrant. ADSs issuable upon deposit of the Ordinary Shares registered hereby and that may be evidenced by American depositary receipts are registered under a separate registration statement on Form F-6 (Registration No. 333-295374). The "Amount Registered" represents Ordinary Shares issuable upon exercise of outstanding warrants granted under the Warrants in Einride AB Series 2025/2028:2 Program (the "Series 2025/2028:2 Warrant Program"). Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional Ordinary Shares that become issuable under the Series 2025/2028:2 Warrant Program by reason of any share dividend, share split, recapitalization or any other similar transaction effected which results in an increase in the number of the Registrant's outstanding Ordinary Shares. "Proposed Maximum Offering Price Per Unit" and "Maximum Aggregate Offering Price" are estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) promulgated under the Securities Act, and are based upon $17.46, which represents the weighted average exercise price of the outstanding warrants under the Series 2025/2028:2 Warrant Program.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value SEK 0.004585 per share
Amount Registered | shares	582,670
Proposed Maximum Offering Price per Unit	7.62
Maximum Aggregate Offering Price	$ 4,439,945.40
Fee Rate	0.01381%
Amount of Registration Fee	$ 613.16
Offering Note	These shares may be represented by the Registrant's ADSs. Each ADS represents one Ordinary Share of the Registrant. ADSs issuable upon deposit of the Ordinary Shares registered hereby and that may be evidenced by American depositary receipts are registered under a separate registration statement on Form F-6 (Registration No. 333-295374). The "Amount Registered" represents Ordinary Shares issuable upon exercise of outstanding warrants granted under the Warrants in Einride AB Series 2025/2030:2 Program (the "Series 2025/2030:2 Warrant Program"). Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional Ordinary Shares that become issuable under the Series 2025/2030:2 Warrant Program by reason of any share dividend, share split, recapitalization or any other similar transaction effected which results in an increase in the number of the Registrant's outstanding Ordinary Shares. "Proposed Maximum Offering Price Per Unit" and "Maximum Aggregate Offering Price" are estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) promulgated under the Securities Act, and are based upon $7.62, which represents the weighted average exercise price of the outstanding warrants under the Series 2025/2030:2 Warrant Program.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value SEK 0.004585 per share
Amount Registered | shares	15,542,925
Proposed Maximum Offering Price per Unit	4.90
Maximum Aggregate Offering Price	$ 76,160,332.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,517.74
Offering Note	These shares may be represented by the Registrant's ADSs. Each ADS represents one Ordinary Share of the Registrant. ADSs issuable upon deposit of the Ordinary Shares registered hereby and that may be evidenced by American depositary receipts are registered under a separate registration statement on Form F-6 (Registration No. 333-295374). The "Amount Registered" represents Ordinary Shares underlying equity awards that may be issued pursuant to the Einride AB 2026 Equity Incentive Plan (the "2026 Plan"). Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional Ordinary Shares that become issuable under the 2026 Plan by reason of any share dividend, share split, recapitalization or any other similar transaction effected which results in an increase in the number of the Registrant's outstanding Ordinary Shares. "Proposed Maximum Offering Price Per Unit" and "Maximum Aggregate Offering Price" are estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and (h) promulgated under the Securities Act, and are based upon $4.90, which represents the average of the high and low sale prices of the Registrant's ADSs as reported on the Nasdaq Global Market on July 29, 2026 (rounded up to the nearest cent).